3) Risk Management (Details 21) - Level 3 [member] - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of all assets and liabilities measured at fair value
Balance on		R$ 348,360	R$ 1,435,708	R$ 3,939,801
Included in profit or loss		(312,420)	(98,023)
Included in other comprehensive income		47,606	(226,873)
Acquisitions		(55,515)	435,806
Write-offs		(278,778)	(3,291,118)
Maturities		(10,404)	(21,680)
Transfer with categories
Transfer levels	[1]	(477,837)	697,795
Financial assets at fair value through profit or loss [Member]
Reconciliation of all assets and liabilities measured at fair value
Balance on		319,434	707,395	418,561
Included in profit or loss		10,571	(31,773)
Included in other comprehensive income
Acquisitions		54,015	132,408
Write-offs		(106,643)	(396,260)
Maturities		(8,902)
Transfer with categories		(27,152)
Transfer levels	[1]	(309,850)	584,459
Financial assets at fair value through other comprehensive income [Member]
Reconciliation of all assets and liabilities measured at fair value
Balance on		256,103	755,960	3,508,546
Included in profit or loss		(322,991)	(66,250)
Included in other comprehensive income		47,606	(226,873)
Acquisitions		90,000	318,623
Write-offs		(172,135)	(2,869,742)
Maturities		(1,502)	(21,680)
Transfer with categories		27,152
Transfer levels	[1]	(167,987)	113,336
Assets Derivatives [member]
Reconciliation of all assets and liabilities measured at fair value
Balance on		19,295	11,479	36,595
Included in profit or loss
Included in other comprehensive income
Acquisitions		7,816
Write-offs			(25,116)
Maturities
Transfer with categories
Transfer levels	[1]
Liabilities Derivatives [member]
Reconciliation of all assets and liabilities measured at fair value
Balance on		(246,472)	(39,126)	R$ (23,901)
Included in profit or loss
Included in other comprehensive income
Acquisitions		(207,346)	(15,225)
Write-offs
Maturities
Transfer with categories
Transfer levels	[1]

[1]	These papers were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the papers are transferred from level 3 to level 2.